Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher Zimmerman

202.419.8402

czimmerman@stradley.com

1933 Act Rule 497(c)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

May 20, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (“Registrant”) File Nos. 002-73024 and 811-03213 Rule 497(c) Filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated April 30, 2015, for the BlackRock NVIT Managed Global Allocation Fund, a series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on April 30, 2015 (Accession Number: 0001193125-15-160980).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Christopher Zimmerman
Christopher Zimmerman, Esquire

Philadelphia, PA ● Malvern, PA ● New York, NY ● Harrisburg, PA ● Wilmington, DE ●

Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership